Shareholder Report, Line Graph (Details) 1014028_Franklin FTSE Switzerland ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Feb. 06, 2018	Mar. 31, 2026
Franklin FTSE Switzerland ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Switzerland ETF (NAV)
Accumulated Value	$ 17,531	$ 15,905	$ 14,746	$ 15,726	$ 13,768	$ 10,795	$ 10,410	$ 9,809	$ 10,000	$ 20,168
FTSE Switzerland Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Switzerland Index-NR
Accumulated Value	16,834	15,244	14,300	15,331	13,449	10,830	10,466	9,789	10,000	$ 19,392
FTSE Switzerland Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Switzerland Capped Index-NR
Accumulated Value	$ 16,985	$ 15,479	$ 14,399	$ 15,412	$ 13,528	$ 10,669	$ 10,352	$ 9,784	$ 10,000	$ 19,500